Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:

	2020	2019

Short-term employee benefits	$21,676	$21,225
Share-based compensation(a)	26,230	12,034
Post-employment benefits	6,041	5,542
Termination benefits	430	272

Total	$54,377	$39,073

(a) Excludes deferred share units held by directors (see note 24).